Qualitative and quantitative information of financial risks	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Qualitative and quantitative information of financial risks

39. Qualitative and quantitative information of financial risks

The Group is exposed to the following financial risks connected with its operations:

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financial market risk, mainly relating to foreign currency exchange rates and to interest rates;
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liquidity risk, mainly relating to difficulty in meeting the obligations associated with financial liabilities that are settled by delivering cash or another financial asset; with particular reference to the availability of funds and access to the credit market, should the Group require it, and to financial instruments in general;
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credit risk, arising both from its normal commercial relations with customers, and its financing activities;
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commodity risk, arising from the fluctuation in commodities price, driven by external market factors, especially for natural gas and electricity. Such fluctuations in commodities price market, can cause significant business challenges that can affect production costs, product pricing, company margins and cash flows, value of assets and liabilities.

These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason the Group identifies and monitors these risks, in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through its operating and financing activities and if required, through the use of derivative financial instruments.

The following section provides qualitative and quantitative disclosures on the effect that these risks may have upon the Group. The quantitative data reported in the following section does not have any predictive value.

Financial market risks

Due to the nature of the Group’s business, the Group is exposed to a variety of market risks, including foreign currency exchange rate risk, interest rate risk and commodity risk.

The Group’s exposure to foreign currency exchange rate risk arises from our global footprint (both in terms of productions and commercialization), as in some cases we sell our products in the currencies of the destination markets, which may differ from the currency of the countries in which the Group operates.

The Group’s exposure to interest rate risk arises from the need to fund certain activities and the possibility to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/ (loss), thereby indirectly affecting the costs and returns of financing and investing transactions.

These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason they are identified and monitored, in order to detect potential negative effects in advance and take the necessary actions to mitigate them.

The Group has in place various risk management policies, which primarily relate to foreign exchange, interest rate, commodity price and liquidity risks.

In particular, to manage foreign exchange rate risk, the Group has adopted a hedging policy, approved by the Board of Directors of Stevanato Group S.p.A.. Hedging activities are mainly executed at central level, based on the information provided by the reporting system and utilizing instruments and policies conforming to IFRS. Hedging is undertaken to ensure protection in case an entity has transactions in currencies other than the one in which it primarily does business, taking account also of budgeted future revenue/ costs. Despite hedging operations, sudden movements in exchange rates or erroneous estimates may result in a negative impact, although limited, on Group results.

Information on foreign currency exchange rate risk

The Group is exposed to risk resulting from fluctuations in foreign currency exchange rates, which can affect its earnings and equity. In particular:

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Where a Group company incurs costs in a currency different from that of its revenue, any change in foreign currency exchange rates can affect the operating results of that company.
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The main foreign currency to which the Group is exposed is U.S. Dollar for sales in the United States and other markets where the U.S. Dollar is the reference currency, against Euro, Mexican Pesos and Renminbi. Other exposures included the exchange rate between the Euro and the following currencies: Japanese Yen, Swiss Franc and Danish Krone. It is the Group’s policy to use derivative financial instruments (primarily forward currency contracts, currency swaps, currency options and collar options) to hedge against exposures.
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Several subsidiaries are located in countries that are outside the Eurozone, in particular the United States, China, Japan, Mexico, Denmark, Brazil. As the Group’s reporting currency is the Euro, the income statements of those companies are translated into Euro using the average exchange rate for the period and, even if revenue and margins are unchanged in local currency, changes in exchange rates can impact the amount of revenue, costs and profit as restated in Euro. Similarly, intercompany financing may lead to foreign exchange rate impact due to different functional currencies.
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The amount of assets and liabilities of consolidated companies that report in a currency other than the Euro may vary from period to period as a result of changes in exchange rates. The effects of these changes are recognized directly in equity as a component of other comprehensive income/ (loss) under gains/ (losses) from currency translation differences.

The Group monitors its main exposures with regard to translation exchange risk, whereby fluctuations in the exchange rates of a number of currencies against the consolidation currency may impact the consolidated financial statement values, although there was no specific hedging in this respect at the reporting date.

Exchange differences arising on the settlement of monetary items are recognized in the consolidated income statement within the net financial income/ (expense) line item.

The impact of foreign currency exchange rate differences recorded within financial income/ (expense) for the year ended December 31, 2024, except for those arising on financial instruments measured at fair value, amounted to a net gain of EUR 9,484 thousand (EUR 9,921 thousand net loss in 2023).

There have been no substantial changes in 2024 in the nature or structure of exposure to foreign currency exchange rate risk or in the Group’s hedging policies.

The Group actively hedges against economic-transactional risk; more specifically, forward and swap contracts, plain vanilla and collar options are used to manage the exposures. Such instruments are only partially designated as cash flow hedges and contracts are entered for a period consistent with the underlying transactions, generally from three to twelve months.

The Group is holding the following contracts:

At December 31, 2024

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (1)	Forward	34,349	—	—	34,349	(1,660)	Other current financial liabilities
Average forward rate (EUR/USD)		1.092

Notional amount (2)	Forward	18,079	13,977	2,333	34,389	(1,412)	Other current financial liabilities
Average forward rate (EUR/USD)		1.106	1.073	1.072

Total					68,738	(3,072)
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

At December 31, 2023

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (2)	Forward	9,467	—	—	9,467	443	Other current financial assets
Average forward rate (EUR/USD)		1.047

Notional amount (1)	Collar options	12,247	—	—	12,247	204	Other current financial assets
Average forward rate (USD/MXN)		17.880

Notional amount (2)	Forward	36,631	6,807	—	43,438	613	Other current financial assets
Average forward rate (EUR/USD)		1.082	1.090

Total					65,152	1,260
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

Set out below is the impact of hedging on equity:

	Cash Flow Hedge Reserve	Cost of Hedging Reserve
	(EUR thousand)
At January 1, 2023	(824)	179
Foreign exchange forward	550	(126)
Tax effect	(111)	30
At 31 December, 2023	(385)	83
Foreign exchange forward	1,667	9
Tax effect	(465)	(2)
At 31 December, 2024	817	90

The following table presents an analysis of sensitivity to a change in exchange rates for the currencies the Group is majorly exposed to. Such analysis does not consider the impact of forward currency contracts or collar options. With all other variables held constant, the Group’s marginality is affected as follows:

At December 31, 2024

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,032)	1,053
U.S. dollar	3%	(3)%	(3,035)	3,223
	5%	(5)%	(4,962)	5,484

Euro	1%	(1)%	193	(197)
Mexican Pesos	3%	(3)%	567	(602)
	5%	(5)%	928	(1,025)

Euro	1%	(1)%	(122)	125
China Renmimbi	3%	(3)%	(359)	381
	5%	(5)%	(587)	649

At December 31, 2023

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,506)	1,537
U.S. dollar	3%	(3)%	(4,431)	4,705
	5%	(5)%	(7,244)	8,007

Euro	1%	(1)%	216	(221)
Mexican Pesos	3%	(3)%	636	(676)
	5%	(5)%	1,041	(1,150)

Euro	1%	(1)%	(132)	135
China Renmimbi	3%	(3)%	(388)	412
	5%	(5)%	(634)	701

Information on interest rate risk

This risk stems from variable rate loans, for which sudden or significant interest rate fluctuations may have a negative impact on economic results. The monitoring of this risk is carried out at corporate level and utilizing similar structures as those employed for the management of currency risks. The Group has hedges in place against interest rate risk, covering EUR 190.7 million out of a total of EUR 311.1 million variable rate loans.

The Group’s most significant floating rate financial assets at December 31, 2024 are cash and cash equivalents.

The financial liabilities composition and the impact of the hedging instrument on the statement of financial position at December 31, 2024 and December 31, 2023 are as follows:

At December 31, 2024

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	190,709	1,359	120,404	312,472	(223)	312,249	(279)	Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	50,030	50,030	—	50,030		Current financial liabilities
Notes	—	50,000	—	50,000	(210)	49,790		Non-current financial liabilities
Total	190,709	51,359	170,434	412,502	(433)	412,069	(279)

Percentage of Total	46%	13%	41%

At December 31, 2023

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	151,927	1,805	90,404	244,136	(240)	243,896	2,461	Non-current financial assets/ Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	84,005	84,005	—	84,005	—	Current financial liabilities
Financial payables for share acquisition	—	175	—	175	—	175	—	Current financial liabilities
Notes	—	50,000	—	50,000	(257)	49,743	—	Non-current financial liabilities
Total	151,927	51,980	174,409	378,316	(496)	377,820	2,461

Percentage of Total	40%	14%	46%

The Group is holding the following hedging contracts (Interest Rate Swaps):

Line item in the statement of financial position	Contract notional	Currency	Carrying amount at December 31, 2024	Carrying amount at December 31, 2023
	(EUR thousand)
Non-current financial assets	130,000	EUR	—	577
Current financial assets	220,000	EUR	711	2,373
Non-current financial liabilities	130,000	EUR	(642)	(488)
Current financial liabilities	70,000	EUR	(348)	—

Set out below is the impact of hedging on equity:

Cash Flow Hedge Reserve
(EUR thousand)
At January 1, 2023	(4,547)
Interest Rate Swap	3,522
Tax effect	(845)
At December 31, 2023	(1,870)
Interest Rate Swap	2,740
Tax effect	(658)
At December 31, 2024	212

The following table presents an analysis of sensitivity to a change in interest rates on the portion of loans and borrowings affected. With all other variables held constant, the Group’s marginality is affected as follows:

At December 31, 2024

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(201)	201
	+50 BP	-50 BP	(502)	502
	+100 BP	-100 BP	(1,004)	1,004

At December 31, 2023

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(92)	92
	+50 BP	-50 BP	(230)	230
	+100 BP	-100 BP	(461)	461

The risk arising from net investment in foreign subsidiaries is monitored; no active hedging is currently being performed. With regard to commodity risk, the Group enters into fixed-price contracts for certain utilities.

Liquidity risk

Liquidity risk arises if the Group is unable to obtain the funds needed to carry out its operations under economic conditions. The main determinant of the Group’s liquidity position is the cash generated by or used in operating and investing activities.

From an operating point of view, the Group manages liquidity risk by monitoring cash flows and keeping an adequate level of funds at its disposal. The main funding operations and investments in cash and marketable securities of the Group are centrally managed or supervised by the treasury department with the aim of ensuring effective and efficient management of the Group’s liquidity. The Group undertakes medium/long term loans to fund medium/long term operations. The Group undertakes a series of activities centrally supervised with the purpose of optimizing the management of funds and reducing liquidity risk, such as:

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centralizing liquidity management
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centralizing cash through cash pooling techniques
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maintaining a conservative level of available liquidity
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diversifying sources of funding of medium and long-term financing
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obtaining adequate credit lines
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monitoring future liquidity requirements on the basis of budget forecast and cash flow planning
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monitoring covenants on indebtedness

Intercompany financing is conducted at arm’s length terms and normally involves the holding company. These measures currently sufficiently guarantee, at normal conditions and in the absence of extraordinary events, the degree of flexibility required by movements of working capital, investing activities and cash flows in general.

The Group believes that its total available liquidity (defined as cash and cash equivalents, plus undrawn committed credit lines), in addition to funds generated from operating activities, and the potential access to additional capital through the equity markets or through the existing relationships with banks, will enable us to satisfy the requirements of our investing activities and working capital needs, fulfill its obligations to repay its debt and ensure an appropriate level of operating and strategic flexibility for at least the next 12 months. However, there can be no assurance that the Group will be able to obtain additional capital, or at acceptable costs.

The following table summarizes the due dates of the Group’s financial and other liabilities at December 31, 2024 and 2023 on the basis of contractual payments of principal portion which have not been discounted:

At December 31, 2024
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	50,030	—	—	50,030
Borrowings from banks (*)	56,893	245,579	10,000	312,472
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	5,864	11,731	1,549	19,144
Trade payables	231,020	—	—	231,020
Tax payables	25,431	—	—	25,431
Other liabilities (***)	55,983	—	1,814	57,797
Employee benefits	120	160	6,883	7,163
Total liabilities	425,341	307,470	20,246	753,057

(*) The corresponding balance reported in the consolidated financial statement position is EUR 312,249 thousand and EUR 49,790 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 16,901 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions.

At December 31, 2023
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	84,005	—	—	84,005
Borrowings from banks (*)	51,664	192,472	—	244,136
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	6,370	9,781	4,975	21,125
Other financial liabilities	175	—	—	175
Trade payables	277,815	—	—	277,815
Tax payables	30,798	—	—	30,798
Other liabilities (***)	63,395	1,743	—	65,138
Employee benefits	120	160	7,133	7,413
Total liabilities	514,343	254,156	12,107	780,606

(*) The corresponding balance reported in the consolidated financial statement position is EUR 243,896 thousand and EUR 49,743 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 18,945 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions, other tax payables as well as allowance for future expected customer returns.

Credit risk

Credit risk is the risk of economic loss arising from the failure to collect a receivable. Credit risk encompasses the direct risk of default and the risk of a deterioration of the creditworthiness of the counterparty. The maximum credit risk to which the Group is theoretically exposed is represented by the carrying amounts of the financial assets stated in the consolidated statement of financial position sheet.

Where customers fail to meet payment deadlines, the Group’s financial position may deteriorate. In addition, socio-political events (or country risks) and the general economic performance of individual countries or geographical regions may assume significance also in relation to this aspect. The trade receivable risk is however mitigated by consolidated commercial relations with high-standing pharmaceutical and biologics companies and Group guidelines created for the selection and evaluation of the client portfolio, which may require, where possible and appropriate, further guarantees from customers.

Trade receivables (gross of bad debt allowance) at December 31, 2024, amounting overall to EUR 302,655 thousand (EUR 308,425 thousand in 2023), include receivables not overdue of EUR 246,281 thousand and overdue receivables of EUR 56,374 thousand, of which EUR 45,347 thousand within 90 days, EUR 1,733 thousand between 90 and 180 days, EUR 3,758 thousand between 181 and 365 days and EUR 5,536 thousand beyond 365 days. At December 31, 2024 the Group has accrued an allowance for doubtful accounts amounting to EUR 6,704 thousand (EUR 6,656 thousand in 2023).

Commodity risk

With regard to commodity risk, the Group entered into floating market-price contracts for certain utilities. The Group consumes large amounts of natural gas and electricity for its operating activities. The increased volatility in natural gas and electricity prices over the past 12 months has led to the decision to enter into commodity swap contracts.

These contracts are expected to reduce the volatility attributable to price fluctuations of natural gas and electricity. Hedging the price volatility of forecasted natural gas and electricity consumption is in accordance with the risk management strategy outlined by the Board of Directors. Hedging contracts are referred to the same index to which the supplying contract is based (i.e. PSV Baseload and PUN Baseload).

At December 31, 2024, the Group there were no contracts in place.

At December 31, 2023, the Group held the following contracts:

Commodity	Contract notional (volume)	Unit	Carrying amount at December 31, 2023	Line item in the statement of financial position
			(EUR thousand)
Gas	33,480	MWh	—	Current financial liabilities
Energy	10,132	MWh	(20)	Current financial liabilities
Total	43,612		(20)

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